UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Lubar & Co., Incorporated

Address:   700 North Water Street, Suite 1200
           Milwaukee, WI 53202


Form 13F File Number: 028-14255


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David Kuehl
Title:  Secretary
Phone:  414-291-9000

Signature,  Place,  and  Date  of  Signing:

/s/ David Kuehl                    Milwaukee, WI                      11/7/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              47

Form 13F Information Table Value Total:  $      100,316
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------- -------------- --------- ---------- ------------------ ---------- -------- ----------------
                                                                    VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------- -------------- --------- ---------- --------- --- ---- ---------- -------- ---- ------ ----
Crosstex Energy, Inc.                    COM            22765Y104 33,866,451 2,512,348 SH       DEFINED                0      X    0
Crosstex Energy, Inc.                    COM            22765Y104    414,186    30,726 SH       SOLE                   X      0    0
Crosstex Energy, LP                      COM            22765U102  5,240,796   323,107 SH       DEFINED                0      X    0
Crosstex Energy, LP                      COM            22765U102    789,411    48,669 SH       SOLE                   X      0    0
Approach Resources,  Inc.                COM            03834A103 15,929,195   937,563 SH       DEFINED                0      X    0
Approach Resources,  Inc.                COM            03834A103    602,924    35,487 SH       SOLE                   X      0    0
Bank of Montreal  New                    COM            571837103  4,387,054    78,551 SH       DEFINED                0      X    0
Google Inc.                              COM            38259P508    617,256     1,200 SH       DEFINED                0      X    0
Rockwell Automation  Inc.                COM            773903109    336,000     6,000 SH       DEFINED                0      X    0
Cogdell Spencer Inc.                     COM            19238U107  3,770,000 1,000,000 SH       DEFINED                0      X    0
Cogdell Spencer Inc.                     COM            19238U107     63,894    16,948 SH       SOLE                   X      0    0
Hallador Energy     Company              COM            40609P105 23,871,144 2,788,685 SH       DEFINED                0      X    0
Star Gas Partners L.P.                   UNIT           85512C105    980,000   200,000 SH       DEFINED                0      X    0
Fidelity National Information Services,  COM            31620M106      5,934       244 SH       SOLE                   X      0    0
Inc.
3M Company                               COM            88579Y101    264,115     3,679 SH       SOLE                   X      0    0
Abbott Laboratories                      COM            002824100    301,521     5,896 SH       SOLE                   X      0    0
ABB Ltd.                                 ADR            000375204    247,301    14,479 SH       SOLE                   X      0    0
AstraZeneca PLC                          ADR            046353108    286,920     6,468 SH       SOLE                   X      0    0
China Mobile Limited                     ADR            16941M109    293,468     5,914 SH       SOLE                   X      0    0
Roche Holding AG                         ADR                         283,913     7,059 SH       SOLE                   X      0    0
Tata Motors Ltd.                         ADR            876568502    279,808    18,193 SH       SOLE                   X      0    0
Total S.A.                               ADR            89151E109    279,374     6,276 SH       SOLE                   X      0    0
Vodafone Group PLC                       ADR            92857W209    290,820    11,338 SH       SOLE                   X      0    0
AT&T Inc.                                COM            00206R102    289,735    10,159 SH       SOLE                   X      0    0
Chevron Corporation                      COM            166764100    285,517     3,086 SH       SOLE                   X      0    0
The Chubb  Corporation                   COM            171232101    296,345     4,908 SH       SOLE                   X      0    0
The Coca Cola  Company                   COM            191216100    292,121     4,294 SH       SOLE                   X      0    0
Colgate-Palmolive  Company               COM            194162103    297,344     3,353 SH       SOLE                   X      0    0
Du Pont E I De  Nemours & Co             COM            263534109    250,452     6,266 SH       SOLE                   X      0    0
Emerson Electric Co.                     COM            291011104    270,663     6,552 SH       SOLE                   X      0    0
Exelon Corporation                       COM            30161N101    300,060     7,042 SH       SOLE                   X      0    0
Exxon Mobil  Corporation                 COM            30231G102    297,202     4,092 SH       SOLE                   X      0    0
General Electric  Company                COM            369604103    290,009    18,844 SH       SOLE                   X      0    0
HCP, Inc.                                COM            40414L109    288,474     8,228 SH       SOLE                   X      0    0
Illinois Tool Works  Inc.                COM            452308109    272,278     6,489 SH       SOLE                   X      0    0
Intel Corporation                        COM            458140100    317,732    14,896 SH       SOLE                   X      0    0
Johnson & Johnson                        COM            478160104    292,620     4,593 SH       SOLE                   X      0    0
Kimberly-Clark  Corporation              COM            494368103    317,388     4,426 SH       SOLE                   X      0    0
Kraft Foods Inc.                         COM            50075N104    295,211     8,716 SH       SOLE                   X      0    0
McDonald's Corp.                         COM            580135101    289,543     3,297 SH       SOLE                   X      0    0
Medtronic, Inc.                          COM            585055106    289,454     8,708 SH       SOLE                   X      0    0
Microsoft Corporation                    COM            594918104    285,215    11,459 SH       SOLE                   X      0    0
Terra Nitrogen  Company, LP              COM            881005201    223,015     1,544 SH       SOLE                   X      0    0
The Procter & Gamble  Company            COM            742718109    299,852     4,746 SH       SOLE                   X      0    0
United Parcel Service,  Inc.             COM            911312106    283,543     4,490 SH       SOLE                   X      0    0
United Technologies  Corporation         COM            913017109    286,295     4,069 SH       SOLE                   X      0    0
Verizon  Communications  Inc.            COM            92343V104    304,226     8,267 SH       SOLE                   X      0    0